Financial risk management (Details) $ / shares in Units, € in Thousands, £ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Dec. 22, 2017 EUR (€)	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 GBP (£) $ / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Financial risk
Percentage of revenue generated				31.30%
Proceeds from issuance of long-term debt				€ 5,000	€ 529	€ 1,639
increase/decrease of the price per ADR | $ / shares			$ 1.00
Historical volatility for shares, measurement input
Financial risk
Increase of derivative asset				207
Decrease of derivative asset				207
Increase of derivative liability				330
Decrease of derivative liability				€ 330
Interest rate risk
Financial risk
Change in interest rate( as a percent)				0.001
Impact of change in interest rate				€ 2
Eurozone | Foreign exchange risk
Financial risk
Revenue invoiced (as a percent)				68.00%	62.00%	70.00%
Percentage of revenue generated				31.70%
voxeljet UK
Financial risk
Amount borrowed by affiliate			$ 7.9					€ 8,700	£ 7.8		€ 9,100
Increase/decrease in designated risk component (as a percent)			10.00%				10.00%	10.00%	10.00%	10.00%	10.00%
Loss due to relative change				€ 800	€ 800
Gain due to relative change				1,000
voxeljet America
Financial risk
Amount borrowed by affiliate							$ 9.0	€ 7,400		$ 5.6	€ 5,000
Increase/decrease in designated risk component (as a percent)			10.00%				10.00%	10.00%	10.00%	10.00%	10.00%
Loss due to relative change				700	€ 500
Gain due to relative change				€ 800
EIB-Tranche one
Financial risk
Proceeds from issuance of long-term debt	€ 10,000
EIB-Tranche one | Interest rate risk
Financial risk
Proceeds from issuance of long-term debt	€ 10,000
Effective interest rate (as a percent)			7.58%				7.58%	7.58%
EIB-Tranche two
Financial risk
Proceeds from issuance of long-term debt		€ 5,000
EIB-Tranche two | Interest rate risk
Financial risk
Proceeds from issuance of long-term debt		€ 5,000
Effective interest rate (as a percent)			17.57%				17.57%	17.57%